Financial Risk Management - Non-derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, carrying amount	¥ 1,663,487	¥ 1,609,836
Financing liabilities, carrying amount	11,451,267	10,163,557
Accrued expenses, carrying amount	728,935	638,319
Other financial liabilities, carrying amount	406,670	421,185
Non-derivative financial liabilities, carrying amount	14,250,359	12,832,897
Trade payables, contractual cash flows	1,663,487	1,609,836
Financing liabilities, contractual cash flows	12,396,009	10,941,618
Accrued expenses, contractual cash flows	728,935	638,319
Other financial liabilities, contractual cash flows	447,035	456,206
Non-derivative financial liabilities, contractual cash flows	15,235,466	13,645,979
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows	1,663,487	1,609,836
Financing liabilities, contractual cash flows	4,819,178	4,379,834
Accrued expenses, contractual cash flows	728,935	638,319
Other financial liabilities, contractual cash flows	115,587	117,190
Non-derivative financial liabilities, contractual cash flows	7,327,187	6,745,179
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	6,331,191	5,875,709
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	115,839	117,172
Non-derivative financial liabilities, contractual cash flows	6,447,030	5,992,881
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	1,245,640	686,075
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	215,609	221,844
Non-derivative financial liabilities, contractual cash flows	¥ 1,461,249	¥ 907,919